GOODWILL	12 Months Ended
Dec. 31, 2023
GOODWILL
GOODWILL

11.GOODWILL

	Freight
	delivery	Global	Total
Balance as of December 31, 2022	5,580	48,555	54,135
Balance as of December 31, 2023	5,580	48,555	54,135
Balance as of December 31, 2023 (US$)	786	6,839	7,625

No impairment losses were recognized for the years ended December 31, 2021, 2022 and 2023.